Investment Objectives and Goals - (Morgan Stanley ETF Trust) - Eaton Vance Mortgage Opportunities ETF	Sep. 30, 2024
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Mortgage Opportunities ETF (the “Fund”) seeks a high level of current income.